UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-22987

                          Pioneer ILS Interval Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 30


Date of reporting period:  November 1, 2016 through April 30, 2017


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                        Pioneer ILS
                        Interval Fund

--------------------------------------------------------------------------------
                        Semiannual Report | April 30, 2017
--------------------------------------------------------------------------------

                        Ticker Symbol:   XILSX

                        [LOGO] PIONEER
                               Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

President's Letter                                                             2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              9

Prices and Distributions                                                      10

Performance Update                                                            11

Schedule of Investments                                                       12

Financial Statements                                                          19

Financial Highlights                                                          23

Notes to Financial Statements                                                 24

Approval of New and Interim Management Agreements                             39

Trustees, Officers and Service Providers                                      47

                       Pioneer ILS Interval Fund | Semiannual Report | 4/30/17 1

President's Letter

After an overall strong year for leading market indices in 2016, U.S. markets continued to generate positive returns over the first calendar quarter of 2017, with so-called "risk" assets, such as equities and credit-sensitive bonds, posting solid gains. In the first quarter, U.S. equities, as measured by the Standard & Poor's 500 Index, returned slightly more than 6%, while high-yield securities dominated bond market performance.

The transfer of power in Washington, D.C. in January had little or no effect on the markets in the first quarter, as the post-election momentum we witnessed late in the fourth quarter of 2016 slowed only when oil prices slumped in March, due to both higher-than-expected inventories and concerns over whether OPEC (Organization of Petroleum Exporting Countries) would continue its supply cuts in June. Not even the Federal Reserve System's (the Fed's) highly anticipated rate hike during the month of March, its second in three months, nor Britain's trigger of Article 50 to begin the "Brexit" process caused any dramatic sell-off of risk assets.

While U.S. gross domestic product (GDP) did slow in the first quarter, the expectation is for GDP to accelerate in the second quarter, with a strong consumer leading the way. Pioneer believes the U.S. economy may lead all developed nations in 2017, with GDP growth in excess of 2% for the year. President Trump has proposed decidedly pro-business policies, such as lower taxes, higher infrastructure spending, and less regulation, though we believe the economy may realize the benefits of those policies, if enacted, more so in 2018 than in 2017. Conversely, the effects of the President's potentially restrictive trade policies could offset some of the benefits of the pro-growth fiscal policies.

Even so, we believe solid domestic employment figures should continue to support consumption and the housing market, and that stronger corporate profits and increased government spending may contribute to economic growth in 2018 and beyond. Increasing global Purchasing Manager Indices (PMIs) suggest that growth in global economies is also improving. (PMIs are used to measure the economic health of the manufacturing sector.)

There are, as always, some risks to our outlook. First, the market already has priced in a good deal of the Trump economic reform platform, and that could lead to near-term disappointment if Congressional follow-through does not happen this year. The future of the Affordable Care Act is another potential concern. The first attempt to repeal/replace it failed, but any new proposed

2 Pioneer ILS Interval Fund | Semiannual Report | 4/30/17 legislation will undoubtedly have an effect on the health care sector, one of the largest segments of the U.S. economy. Geopolitical risks, of course, remain a potential headwind, given ongoing strife in the Middle East and renewed tensions on the Korean Peninsula.

While our current outlook is generally optimistic, conditions can and often do change, and while passive investment strategies may have a place in one's overall portfolio, it is our view that all investment decisions are active choices.

Throughout Pioneer's history, we have believed in the importance of active management. The active decisions to invest in equities or fixed-income securities are made by a team of experienced investment professionals focusing on identifying value across global markets using proprietary research, careful risk management, and a long-term perspective. We believe our shareowners can benefit from the experience and tenure of our investment teams as well as the insights generated from our extensive research process.

As always, and particularly during times of market uncertainty, we encourage you to work with your financial advisor to develop an overall investment plan that addresses both your short- and long-term goals, and to implement such a plan in a disciplined manner.

We greatly appreciate the trust you have placed in us and look forward to continuing to serve you in the future.

Sincerely,

/s/ Lisa M. Jones

Lisa M. Jones
President and CEO
Pioneer Investment Management USA Inc.
April 30, 2017

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

                       Pioneer ILS Interval Fund | Semiannual Report | 4/30/17 3

Portfolio Management Discussion | 4/30/17

Investments in insurance-related securities produced modest, positive returns during the six-month period ended April 30, 2017. In the following interview, Charles Melchreit and Chin Liu discuss the factors that affected the performance of Pioneer ILS Interval Fund during the six-month period. Mr. Melchreit, Director of Investment-Grade Management, a senior vice president and a portfolio manager at Pioneer, and Mr. Liu, a vice president and a portfolio manager at Pioneer, are responsible for day-to-day management of the Fund.

Q    How did the Fund perform during the six-month period ended April 30, 2017?

A The Pioneer ILS Interval Fund returned 3.38% at net asset value during the six-month period ended April 30, 2017, while the Fund's benchmark, the Bank of America Merrill Lynch (BofA ML) 3-Month U.S. Treasury Bill Index, returned 0.23%.

Q Could you briefly describe the Fund's investment approach and discuss the types of investments that the portfolio may typically hold, and how those investments may affect the Fund's performance?

A Two factors affect the Fund's performance: premium income and losses from catastrophic events.

     Premium income comes from proceeds derived from reinsurance contracts sponsored by property-and-casualty reinsurance companies. The contracts allow investors such as the Fund to participate in both the risks and potential rewards associated with major claims events, most commonly arising from natural disasters.

     Our main approach is to seek investment opportunities in insurance-linked products whose performance typically is not influenced by the factors that tend to affect the capital markets (for example, stocks, bonds, and commodities), such as macroeconomic trends, geopolitical events, and commodity prices. As such, we believe the Fund can be a diversification* tool for investors seeking alternatives to investments in traditional asset classes, such as stocks or bonds. The expectation is for the Fund's performance to be uncorrelated with the performance of other asset classes. (Correlation is the degree of association between two or more variables, or the degree to which assets or asset class prices have moved in relation to one another. Correlation is expressed by a correlation coefficient that ranges from -1, always move in opposite directions; through 0, absolutely independent; to 1, always move together).

* Diversification does not assure a profit nor protect against loss.

4 Pioneer ILS Interval Fund | Semiannual Report | 4/30/17

     Specific Fund investments may include reinsurance quota-share agreements, which give investors the right to share in the profits or losses of a reinsurance company's business, and "catastrophe" bonds, which cover specific types of insurance losses - such as those incurred due to a hurricane or an earthquake - in a specified region over a specific timeframe.

     The Fund's portfolio is diversified across many different types of reinsurance risk, and varied by category of event, geographic region and type of security.

     In managing the Fund, the experienced investment professionals at Pioneer select a portfolio of contracts, using quantitative analysis tools as well as qualitative analysis to examine the structure, quality, and experience of the ceding reinsurance company.

Q What were the principal factors affecting the Fund's performance during the six-month period ended April 30, 2017?

A The insurance industry continued to benefit from a relatively benign pattern of claims generated by major catastrophes or natural disasters. Only two major events occurred during the six months, while a third event that occurred shortly before the start of the period did not result in significant claims. Due to this fact, the Fund continued to generate positive returns from premium income derived from reinsurance contracts, offsetting the negative effects of a relatively low level of damage claims.

     The only two major events during the six months were an earthquake in New Zealand in November 2016, and Cyclone Debbie, which hit Australia in March 2017. The first event, a 7.8-magnitude quake, struck New Zealand's South Island. While the economic damages from the quake have not yet been fully determined, we expect them to be in the moderate-to-mild range. Cyclone Debbie was a Category 4 storm that hit the northern part of Queensland in Australia, causing flash flooding and some property damage. While we do not know the final damage-claim figures, we expect some moderate losses. During the period, we also saw an unusual increase in the number of tornado events in the United States, primarily in the Midwest, over the early months of 2017. Initial reports suggest that while frequency has been high, severity has been moderate. We anticipate only a modest impact on the Fund from the tornado events.

     In October 2016, just prior to the start of the six-month period, a significant earthquake - to which the Fund had exposure - struck Italy. Fortunately, an earlier, smaller quake caused the evacuation of most of the towns in the affected area, and so casualties from the big earthquake were mild and insured losses were low.

                       Pioneer ILS Interval Fund | Semiannual Report | 4/30/17 5

     While the Fund's performance has been positive, income from premium contracts has in fact been trending lower, primarily because the reinsurance industry has enjoyed relatively lighter claims in recent years.

Q Did you invest the Fund in any derivative securities during the 12-month period ended April 30, 2017? If so, did they have any impact on performance?

A We did invest the portfolio in some forward foreign currency contracts during the period, in an attempt to hedge the risk of having exposure to investments denominated in non-U.S. dollar currencies. The contracts had no material impact on Fund performance.

Q What factors affected the Fund's distributions to shareholders during the 12-month period ended April 30, 2017?

A The Fund does not distribute income monthly. Rather, distributions are determined each year based on the premiums earned from the portfolio's investments during the previous 12 months. In December 2016, the Fund paid a dividend** of $1.01 per share, based on the premiums earned from investments during the previous 12 months. The distribution represented an increase from the December 2015 dividend of 0.64 cents per share, which was based on income from the Fund's first several months of operation.

Q    What is your investment outlook for insurance-linked securities?

A Over the past several years, the absence of major losses driven by cataclysmic events has had an effect on the global reinsurance market, and has allowed insurance and reinsurance companies to build up capital. As a result, premium income from contracts between insurers and investors has declined. More recently, however, we have seen some stabilization in the market, and the rate of declines in premiums has slowed significantly. In this type of environment, future losses derive solely from claims generated by disastrous events that no one can predict or foresee.

     In managing the Fund, we plan to continue to maintain a portfolio with different types of risk exposures as well as broad geographic exposure, with the ongoing objective of delivering strong risk-adjusted returns for shareholders.

**   Dividends are not guaranteed.

6 Pioneer ILS Interval Fund | Semiannual Report | 4/30/17

Please refer to the Schedule of Investments on pages 12-18 for a full listing of Fund securities.

All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment.

The Fund is not a complete investment program.

The Fund invests primarily in insurance-linked securities ("ILS"), which are high-yield debt securities that involve a high degree of risk.

The Fund is operated as an interval fund, meaning the Fund will seek to conduct quarterly repurchase offers for a percentage of the Fund's outstanding shares. Although the Fund will make quarterly repurchase offers, the Fund's shares should be considered illiquid.

Insurance-linked securities may include event-linked bonds (also known as insurance-linked bonds or catastrophe bonds). The return of principal and the payment of interest on event-linked bonds are contingent on the non-occurrence of a predefined "trigger" event that leads to physical or economic loss, such as a hurricane or an aerospace catastrophe.

Event-linked bonds may expose the Fund to other risks, including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

The Fund may also invest in structured reinsurance investments or similar instruments structured to comprise a portion of a reinsurer's catastrophe-oriented business (known as "quota share" instruments or "reinsurance sidecars"). Investors participate in the premiums and losses associated with these underlying contracts, into which the Fund has limited transparency.

The size of the ILS market may change over time, which may limit the availability of ILS for investment. The availability of ILS in the secondary market may also be limited.

Certain securities, including ILS, structured reinsurance investments and derivatives, may be impossible or difficult to purchase, sell, or unwind. Such securities and derivatives also may be difficult to value.

The values of Fund holdings may go up or down, due to market conditions, inflation, changes in interest or currency rates and lack of liquidity in the bond market.

Investments in high yield or lower-rated securities are subject to greater-than-average price volatility, illiquidity, and possibility of default.

                       Pioneer ILS Interval Fund | Semiannual Report | 4/30/17 7

When interest rates rise, the prices of fixed income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities will generally rise.

Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.

Prepayment risk is the chance that an issuer may exercise its right to prepay its security, if falling interest rates prompt the issuer to do so. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation.

The Fund may invest in floating-rate loans and similar instruments which may be illiquid or less liquid than other investments. The value of any collateral can decline or be insufficient to meet the issuer's obligations.

The securities issued by U.S. Government-sponsored entities (e.g., FNMA, Freddie
Mac) are neither guaranteed nor issued by the U.S. Government.

The Fund may use derivatives, such as swaps, inverse floating-rate obligations and others, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on the Fund's performance. Derivatives may have a leveraging effect.

Investing in foreign and/or emerging market securities involves risks relating to interest rates, currency exchange rates, and economic and political conditions.

These risks may increase share price volatility.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus or summary prospectus containing this information. Read it carefully. There is no assurance that these and other strategies used by the Fund will be successful.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

8 Pioneer ILS Interval Fund | Semiannual Report | 4/30/17

Portfolio Summary | 4/30/17

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Structured Reinsurance Investments                                         86.7%
Event Linked Bonds                                                         13.3%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term holdings)*

 1. Lorenz Re, Ltd., Variable Rate Notes, 3/31/20                                     9.22%
-------------------------------------------------------------------------------------------
 2. Pangaea Re, Series 2016-2, Principal at Risk Notes, 11/30/20                      7.69
-------------------------------------------------------------------------------------------
 3. Versutus 2017, Class A, Variable Rate Notes, 11/30/21                             6.83
-------------------------------------------------------------------------------------------
 4. Gleneagles Segregated Account (Artex SAC Ltd), Variable Rate Notes, 11/30/21      6.73
-------------------------------------------------------------------------------------------
 5. Gullane Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/21        6.11
-------------------------------------------------------------------------------------------
 6. Pangaea Re, Series 2017-1, Principal at Risk Notes, 11/30/21                      5.83
-------------------------------------------------------------------------------------------
 7. Carnoustie Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/21     4.22
-------------------------------------------------------------------------------------------
 8. Eden Re II, Ltd., 3/22/21 (Cat Bond) (144A)                                       4.04
-------------------------------------------------------------------------------------------
 9. Eden Re II, Ltd., 3/22/21 (Cat Bond)                                              3.48
-------------------------------------------------------------------------------------------
10. St. Andrews Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 6/1/19      2.98
-------------------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.

                       Pioneer ILS Interval Fund | Semiannual Report | 4/30/17 9

Prices and Distributions | 4/30/17

Net Asset Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      4/30/17                          10/31/16
--------------------------------------------------------------------------------
      Net Asset Value                 $10.43                            $11.09
--------------------------------------------------------------------------------

Distributions
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             Short-Term            Long-Term
                          Dividends         Capital Gains         Capital Gains
--------------------------------------------------------------------------------
11/1/16 - 4/30/17         $1.0126               $--                  $--
--------------------------------------------------------------------------------

The data shown above represents past performance, which is no guarantee of future results.

Index Definition
--------------------------------------------------------------------------------
The Bank of America Merrill Lynch (BofA ML) 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days, that assumes reinvestment of all income. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" chart appearing on page 11.

10 Pioneer ILS Interval Fund | Semiannual Report | 4/30/17

Performance Update | 4/30/17

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in market value, plus reinvested dividends and distributions, of a $10,000 investment made in common shares of Pioneer ILS Interval Fund during the periods shown, compared to that of the Bank of America Merrill Lynch (BofA ML) 3-Month U.S. Treasury Bill Index.

Average Annual Total Returns
(As of April 30, 2017)
--------------------------------------------------------------------------------
                           Net        BofA ML
                           Asset      3-Month
                           Value      U.S. Treasury
Period                     (NAV)      Bill Index
--------------------------------------------------------------------------------
Life of Fund
(12/22/2014)               8.71%      0.23%
1 Year                     8.46       0.40
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2017)
--------------------------------------------------------------------------------
                           Gross      Net
--------------------------------------------------------------------------------
                           2.17%      1.99%
--------------------------------------------------------------------------------

Value of $10,000 Investment

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                                           BofA ML 3-Month U.S.
           Pioneer ILS Interval Fund       Treasury Bill Index
12/14      $10,000                         $10,000
4/15       $10,120                         $10,001
4/16       $11,238                         $10,015
4/17       $12,189                         $10,055

Call 1-844-391-3034 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

Performance data shown represents past performance. Past performance is no guarantee of future results. Investment return and market price will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Performance, including short-term performance, is not indicative of future results. Because the Fund is new, it may not be fully invested and/or it may have a larger cash allocation, both of which may have an impact on performance. All results are historical and assume the reinvestment of dividends and capital gains.

The Fund has no sales charges. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through March 1, 2018. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions.

Please refer to the financial highlights for a more current expense ratio.

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/17 11

Schedule of Investments | 4/30/17 (unaudited)

------------------------------------------------------------------------------------------------------
                    Floating
 Principal          Rate (b)
 Amount ($) (e)     (unaudited)                                                          Value
------------------------------------------------------------------------------------------------------
                                   CORPORATE BONDS -- 98.4%
                                   INSURANCE -- 98.4%
                                   Reinsurance -- 98.4%
        600,000            6.13    Alamo Re, Ltd., Floating Rate Note, 6/7/18
                                   (Cat Bond) (144A)                                     $     617,100
      2,300,000            0.00    Aozora Re Ltd 2017-A (Cat Bond)                           2,299,080
      2,100,000                    Arlington Segregated Account (Artex SAC Ltd.),
                                   Variable Rate Notes, 8/31/16 (c) (d)                        102,060
      6,500,000                    Arlington Segregated Account (Artex SAC Ltd.),
                                   Variable Rate Notes, 8/31/17 (c) (d)                      7,317,050
      3,000,000                    Berwick 2016-1 Segregated Account (Artex SAC
                                   Ltd.), Variable Rate Notes, 2/1/18 (c) (d)                  142,500
      1,500,000                    Berwick Segregated Account (Artex SAC Ltd.),
                                   Variable Rate Note, 1/22/16 (c) (d)                          45,000
      5,299,000                    Berwick Segregated Account (Artex SAC Ltd.),
                                   Variable Rate Notes, 2/1/19 (c) (d)                       5,451,081
        500,000           14.35    Blue Halo Re, Ltd., Floating Rate Note, 6/21/19
                                   (Cat Bond) (144A)                                           495,650
      1,250,000            3.85    Buffalo Re, Ltd., Floating Rate Note, 4/7/20
                                   (Cat Bond) (144A)                                         1,247,375
      1,000,000            7.35    Buffalo Re, Ltd., Floating Rate Note, 4/7/20
                                   (Cat Bond) (144A)                                           997,000
        250,000            5.85    Caelus Re IV, Ltd., Floating Rate Note, 3/6/20
                                   (Cat Bond) (144A)                                           258,150
      5,000,000                    Carnoustie 2016-N,Segregated Account (Artex
                                   SAC Ltd.), Variable Rate Notes, 11/30/20 (c) (d)            541,000
     12,500,000                    Carnoustie Segregated Account (Artex SAC Ltd.),
                                   Variable Rate Notes, 11/30/21 (c) (d)                    12,658,750
      2,000,000                    Carnoustie Segregated Account (Artex SAC Ltd.),
                                   Variable Rate Notes, 2/19/16 (c) (d)                         40,800
      1,000,000            7.84    Citrus Re, Ltd., Floating Rate Note, 2/25/19
                                   (Cat Bond) (144A)                                         1,024,900
      1,750,000            7.06    Citrus Re, Ltd., Floating Rate Note, 3/18/20
                                   (Cat Bond) (144A)                                         1,751,050
        250,000            4.02    Cranberry Re, Ltd., Floating Rate Note, 7/6/18
                                   (Cat Bond) (144A)                                           254,000
      4,537,500                    Cypress Segregated Account (Artex SAC Ltd.),
                                   Variable Rate Notes, 7/10/17 (c) (d)                      4,037,468
     10,176,700                    Eden Re II, Ltd., 3/22/21 (c) (d)                        10,446,383
     11,800,000                    Eden Re II, Ltd., 3/22/21 (c) (d) (144A)                 12,110,340
         27,787                    Eden Re II, Ltd., 4/23/19 (c) (d) (144A)                    599,695
          6,091                    Eden Re II, Variable Rate Notes, 4/23/19 (c) (d)            493,317
        500,000            4.94    First Coast Re 2016, Ltd., Floating Rate Note,
                                   6/7/19 (Cat Bond) (144A)                                    503,550

The accompanying notes are an integral part of these financial statements.

12 Pioneer ILS Interval Fund | Semiannual Report | 4/30/17

------------------------------------------------------------------------------------------------------
                    Floating
 Principal          Rate (b)
 Amount ($) (e)     (unaudited)                                                          Value
------------------------------------------------------------------------------------------------------
                                   Reinsurance -- (continued)
        250,000            8.98    Galilei Re, Ltd., Floating Rate Note, 1/8/20
                                   (Cat Bond) (144A)                                     $     247,575
        500,000           14.23    Galilei Re, Ltd., Floating Rate Note, 1/8/20
                                   (Cat Bond) (144A)                                           496,950
      1,000,000            7.26    Galilei Re, Ltd., Floating Rate Note, 1/8/21
                                   (Cat Bond) (144A)                                           999,800
        500,000            9.01    Galilei Re, Ltd., Floating Rate Note, 1/8/21
                                   (Cat Bond) (144A)                                           495,450
        250,000           14.26    Galilei Re, Ltd., Floating Rate Note, 1/8/21
                                   (Cat Bond) (144A)                                           249,700
      1,250,000           13.24    Galileo Re, Ltd., Floating Rate Note, 1/8/19
                                   (Cat Bond) (144A)                                         1,255,500
        750,000            8.72    Galileo Re, Ltd., Floating Rate Note, 1/8/19
                                   (Cat Bond) (144A)                                           751,275
      7,000,000                    Gleneagles Segregated Account (Artex SAC Ltd),
                                   Variable Rate Notes, 11/30/20 (c) (d)                     1,177,400
     19,900,000                    Gleneagles Segregated Account (Artex SAC Ltd),
                                   Variable Rate Notes, 11/30/21 (c) (d)                    20,182,580
     11,000,000                    Gullane Segregated Account (Artex SAC Ltd.),
                                   Variable Rate Note 11/30/20 (c) (d)                         460,900
     18,000,000                    Gullane Segregated Account (Artex SAC Ltd.),
                                   Variable Rate Notes, 11/30/21 (c) (d)                    18,307,800
EUR   1,250,000            6.25    Horse Capital I DAC, Floating Rate Note, 6/15/20
                                   (Cat Bond) (144A)                                         1,369,627
EUR     500,000           12.00    Horse Capital I DAC, Floating Rate Note, 6/15/20
                                   (Cat Bond) (144A)                                           547,905
      1,500,000            9.41    Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19
                                   (Cat Bond) (144A)                                         1,514,550
      1,500,000            7.25    Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19
                                   (Cat Bond) (144A)                                         1,530,150
      3,000,000            0.00    Kilimanjaro Re, Ltd., Floating Rate Note, 4/20/21
                                   (Cat Bond) (144A)                                         3,014,400
      2,600,000            0.00    Kilimanjaro Re, Ltd., Floating Rate Note, 4/20/21
                                   (Cat Bond) (144A)                                         2,618,720
      2,500,000            0.00    Kilimanjaro Re, Ltd., Floating Rate Note, 4/20/21
                                   (Cat Bond) (144A)                                         2,519,500
      1,000,000            0.00    Kilimanjaro Re, Ltd., Floating Rate Note, 4/21/22
                                   (Cat Bond) (144A)                                         1,007,000
        750,000            0.00    Kilimanjaro Re, Ltd., Floating Rate Note, 4/21/22
                                   (Cat Bond) (144A)                                           756,300
      1,500,000            5.50    Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18
                                   (Cat Bond) (144A)                                         1,511,100
      1,000,000            5.25    Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18
                                   (Cat Bond) (144A)                                         1,007,100
      2,100,000                    Kingsbarns Segregated Account (Artex SAC Ltd.),
                                   Variable Rate Notes, 5/15/17 (c) (d)                      2,099,160

The accompanying notes are an integral part of these financial statements.

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/17 13

------------------------------------------------------------------------------------------------------
                    Floating
 Principal          Rate (b)
 Amount ($) (e)     (unaudited)                                                          Value
------------------------------------------------------------------------------------------------------
                                   Reinsurance -- (continued)
      1,750,000                    Lahinch Re, Variable Rate Notes, 5/10/21 (c) (d)      $      31,150
        500,000                    Limestone Re, Ltd., 8/31/21 (c) (d)                         503,550
      1,500,000                    Limestone Re, Ltd., 8/31/21 (c) (d)                       1,510,650
        550,000           10.54    Loma Reinsurance Bermuda, Ltd., Floating Rate
                                   Note, 1/8/18 (Cat Bond) (144A)                              552,090
      2,600,000                    Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (c) (d)        15,080
      6,000,000                    Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (c) (d)       336,000
     27,480,000                    Lorenz Re, Ltd., Variable Rate Notes, 3/31/20 (c) (d)    27,644,880
      4,000,000                    Madison Re. Variable Rate Notes, 3/31/19 (c) (d)          4,443,600
        800,000            3.25    Nakama Re, Ltd., Floating Rate Note, 10/13/21
                                   (Cat Bond) (144A)                                           813,120
      2,000,000                    Pangaea Re, Series 2015-1, Principal at Risk
                                   Notes, 2/1/19 (c) (d)                                         9,000
      6,000,000                    Pangaea Re, Series 2015-2, Principal at Risk
                                   Notes, 11/30/19 (c) (d)                                     484,200
     20,000,000                    Pangaea Re, Series 2016-2, Principal at Risk
                                   Notes, 11/30/20 (c) (d)                                  23,044,000
     17,000,000                    Pangaea Re, Series 2017-1, Principal at Risk
                                   Notes, 11/30/21 (c) (d)                                  17,467,500
      5,220,000                    Pangaea Re., Variable Rate Notes, 2/1/20 (c) (d)            725,580
      1,050,000            0.50    Pelican Re, Ltd., Floating Rate Note, 5/15/20
                                   (Cat Bond) (144A)                                         1,049,265
      4,000,000                    Pinehurst Segregated Account (Artex SAC Ltd.),
                                   Variable Rate Notes, 1/16/18 (c) (d)                      3,845,200
      2,100,000                    Port Rush RE, Variable Rate Notes, 6/15/17 (c) (d)          479,430
      2,000,000                    Prestwick Segregated Account (Artex SAC Ltd.),
                                   Variable Rate Notes, 7/1/16 (c) (d)                          58,400
        250,000            6.22    Queen Street IX Re DAC, Floating Rate Note, 6/8/17
                                   (Cat Bond) (144A)                                           250,175
        800,000            5.75    Queen Street X Re, Ltd., Floating Rate Note, 6/8/18
                                   (Cat Bond) (144A)                                           804,000
        500,000            6.49    Queen Street XI Re Dac, Floating Rate Note, 6/7/19
                                   (Cat Bond) (144A)                                           507,550
        250,000            9.97    Residential Reinsurance 2013, Ltd., Floating
                                   Rate Note, 6/6/17 (Cat Bond) (144A)                         250,625
        250,000            7.60    Residential Reinsurance 2015, Ltd., Floating
                                   Rate Note, 12/6/19 (Cat Bond) (144A)                        257,100
      1,000,000            0.00    Residential Reinsurance 2016, Ltd., Floating
                                   Rate Note, 12/6/20 (Cat Bond) (144A)                        941,400
        500,000            5.03    Residential Reinsurance 2016, Ltd., Floating
                                   Rate Note, 12/6/23 (Cat Bond) (144A)                        498,050
      1,250,000           11.83    Residential Reinsurance 2016, Ltd., Floating
                                   Rate Note, 6/6/20 (Cat Bond) (144A)                       1,264,375
      5,000,000                    Resilience Re, Ltd., Floating Rate Note,
                                   1/12/18 (c) (d)                                           4,723,500

The accompanying notes are an integral part of these financial statements.

14 Pioneer ILS Interval Fund | Semiannual Report | 4/30/17

------------------------------------------------------------------------------------------------------
                    Floating
 Principal          Rate (b)
 Amount ($) (e)     (unaudited)                                                          Value
------------------------------------------------------------------------------------------------------
                                   Reinsurance -- (continued)
      2,000,000                    Resilience Re, Ltd., Floating Rate Note,
                                   4/7/17 (c) (d)                                        $      40,200
      2,100,000                    Resilience Re, Ltd., Floating Rate Note,
                                   6/12/17 (c) (d)                                           2,103,780
      1,500,000                    Resilience Re, Ltd., Floating Rate Note,
                                   1/9/19 (c) (d)                                            1,500,000
      4,100,000                    Resilience Re, Ltd., Floating Rate Note,
                                   4/7/18 (c) (d)                                            3,712,960
AUD   1,650,000                    Rw0009 (Artex SAC Ltd.), Variable Rate Notes,
                                   7/10/17 (c) (d)                                           1,090,280
      4,000,000            1.45    Sanders Re, Ltd., Floating Rate Note, 12/6/21
                                   (Cat Bond) (144A)                                         4,000,000
        250,000            4.00    Sanders Re, Ltd., Floating Rate Note, 5/25/18
                                   (Cat Bond) (144A)                                           250,250
        950,000            4.00    Sanders Re, Ltd., Floating Rate Note, 5/5/17
                                   (Cat Bond) (144A)                                           949,145
        500,000            3.97    Sanders Re, Ltd., Floating Rate Note, 6/7/17
                                   (Cat Bond) (144A)                                           500,250
      5,550,000                    Sector Re V, Ltd., 12/1/21 (144A) (c) (d)                 5,490,615
      2,250,000                    Sector Re V, Ltd., 12/1/21 (144A) (c) (d)                 2,225,925
        800,000                    Sector Re V, Ltd., 12/1/21 (144A) (c) (d)                   791,440
         12,593                    Sector Re V, Ltd., 3/1/21 (144A) (c) (d)                    568,077
          6,134                    Sector Re V, Ltd., 3/1/21 (c) (d)                           496,266
         16,670                    Sector Re V, Ltd., Variable Rate Notes,
                                   12/1/20 (144A) (c) (d)                                      135,692
      3,150,000                    Sector Re V, Ltd., Variable Rate Notes,
                                   3/1/22 (144A) (c) (d)                                     3,150,000
      3,600,000                    Sector Re V, Ltd., Variable Rate Notes,
                                   3/1/22 (144A) (c) (d)                                     3,600,000
        850,000                    Sector Re V, Ltd., Variable Rate Notes,
                                   3/1/22 (144A) (c) (d)                                       850,000
      3,800,000                    Sector Re V, Ltd., Variable Rate Notes,
                                   3/1/22 (144A) (c) (d)                                     3,800,000
      1,750,000                    Shenandoah 2017-1 Segregated Account (Artex),
                                   Variable Rate Notes, 7/7/17 (c) (d)                       1,731,975
      4,750,000                    Silverton Re, Ltd., Variable Rate Notes,
                                   9/18/19 (144A) (c) (d)                                    4,929,550
      5,600,000                    Silverton Re, Ltd., Variable Rate Notes,
                                   9/18/17 (144A) (c) (d)                                       11,200
      2,000,000                    Silverton Re, Ltd., Variable Rate Notes,
                                   9/18/18 (144A) (c) (d)                                       97,600
      2,000,000                    St. Andrews Segregated Account (Artex SAC Ltd.),
                                   Variable Rate Notes, 1/22/16 (c) (d)                         39,400
      8,931,000                    St. Andrews Segregated Account (Artex SAC Ltd.),
                                   Variable Rate Notes, 6/1/19 (c) (d)                       8,938,145

The accompanying notes are an integral part of these financial statements.

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/17 15

------------------------------------------------------------------------------------------------------
                    Floating
 Principal          Rate (b)
 Amount ($) (e)     (unaudited)                                                          Value
------------------------------------------------------------------------------------------------------
                                   Reinsurance -- (continued)
      3,000,000                    St. Andrews Segregated Account (Artex SAC Ltd.),
                                   Variance Rate Notes, 2/1/18 (c) (d)                   $     421,800
      5,000,000                    St. Andrews Segregated Account (Artex SAC Ltd.),
                                   Variable Rate Notes, 2/1/19 (c) (d)                       5,095,000
      2,000,000                    Sunningdale Segregated Account (Artex SAC Ltd.),
                                   Variable Rate Notes, 1/16/18 (c) (d)                      1,850,200
        500,000            4.00    Tramline Re II, Ltd., Floating Rate Note, 7/7/17
                                   (Cat Bond) (144A)                                           499,600
     10,000,000                    Versutus 2016, Class A-1, Variable Rate Notes,
                                   11/30/20 (c) (d)                                            408,000
     20,000,000                    Versutus 2017, Class A, Variable Rate Notes,
                                   11/30/21 (c) (d)                                         20,474,000
                                                                                         -------------
                                   Total Insurance                                       $ 299,814,561
------------------------------------------------------------------------------------------------------
                                   TOTAL CORPORATE BONDS
                                   (Cost $285,388,278)                                   $ 299,814,561
------------------------------------------------------------------------------------------------------
                                   TOTAL INVESTMENT IN SECURITIES -- 98.4%
                                   (Cost $285,388,278) (a)                               $ 299,814,561
------------------------------------------------------------------------------------------------------
                                   OTHER ASSETS & LIABILITIES -- 1.6%                    $   4,981,587
------------------------------------------------------------------------------------------------------
                                   NET ASSETS -- 100.0%                                  $ 304,796,148
======================================================================================================

(Cat Bond)    Catastrophe or event-linked bond. At April 30, 2017, the value of these securities amounted to $40,003,952 or 13.1% of net assets.
              See Notes to Financial Statements -- Note 1G.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2017, the value of these securities amounted to $80,788,506 or 26.5% of total net assets.

(a) At April 30, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $296,457,136 was as follows:

              Aggregate gross unrealized appreciation for all investments in which
                 there is an excess of value over tax cost                             $4,178,885

              Aggregate gross unrealized depreciation for all investments in which
                there is an excess of tax cost over value                                (821,460)
                                                                                       ----------
              Net unrealized appreciation                                              $3,357,425
                                                                                       ==========

(b) Debt obligation with a variable interest rate. Rate shown is rate at period end.

(c) Structured reinsurance investment. At April 30, 2017, the value of these securities amounted to $259,810,609 or 85.3% of net assets. See Notes to Financial Statements -- Note 1G.

(d)           Rate to be determined.

The accompanying notes are an integral part of these financial statements.

16 Pioneer ILS Interval Fund | Semiannual Report | 4/30/17

(e) Principal amounts are denominated in U.S. Dollars unless otherwise noted:

AUD            Australian Dollar

EUR            Euro

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2017 aggregated $230,867,158 and $41,105,128 respectively.

The Fund is permitted to engage in purchase and sale transactions ("cross trades") with certain Funds and accounts for which Pioneer Investment Management, Inc. (PIM), serves as the Fund's investment adviser, as set forth in Rule 17a-7 under the Investment Company Act of 1940, pursuant to procedures adopted by the Board of Trustees. Under these procedures, cross trades are effected at current market prices.

During the year ended April 30, 2017, the Fund engaged in purchases and sales pursuant to these procedures amounting to $832,066 and $4,509,250, respectively, which resulted in a net realized loss of $537.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 -  quoted prices in active markets for identical securities.

     Level 2 -  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

     Level 3 -  significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of April 30, 2017, in valuing the Fund's investments:

--------------------------------------------------------------------------------------------------
                                       Level 1    Level 2        Level 3             Total
--------------------------------------------------------------------------------------------------
Corporate Bonds                        $--        $44,727,452    $   255,087,109     $299,814,561
--------------------------------------------------------------------------------------------------
Total                                  $--        $44,727,452    $   255,087,109     $299,814,561
==================================================================================================
Other Financial Instruments
Unrealized appreciation on
  forward foreign
  currency contracts                   $--        $    23,698    $            --     $     23,698
Unrealized depreciation on
  forward foreign
  currency contracts                    --            (13,230)                --          (13,230)
--------------------------------------------------------------------------------------------------
Total Other
  Financial Instruments                $--        $    10,468    $            --     $     10,468
==================================================================================================

The accompanying notes are an integral part of these financial statements.

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/17 17

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

--------------------------------------------------------------------------------
                                                                  Corporate
                                                                  Bonds
--------------------------------------------------------------------------------
Balance as of 10/31/16                                            $ 138,840,744
Realized gain (loss)(1)                                                (350,457)
Change in unrealized appreciation (depreciation)(2)                   5,758,975
Purchases                                                           211,126,634
Sales                                                              (100,288,787)
Changes between Level 3*                                                     --
--------------------------------------------------------------------------------
Balance as of 4/30/17                                             $ 255,087,109
================================================================================

(1) Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

(2) Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

* Transfers are calculated on the beginning of period values. During the six months ended April 30, 2017, there were no transfers between Levels 1, 2 and 3.

      Net change in unrealized appreciation (depreciation) of investments
      still held as of 4/30/17                                                 $6,775,537
                                                                               ----------

The accompanying notes are an integral part of these financial statements.

18 Pioneer ILS Interval Fund | Semiannual Report | 4/30/17

Statement of Assets and Liabilities | 4/30/17 (unaudited)

ASSETS:
  Investment in securities (cost $285,388,278)                           $299,814,561
  Cash                                                                      3,413,755
  Receivables --
     Investment securities sold                                             8,957,610
     Fund shares sold                                                           5,000
     Interest                                                                 202,394
  Unrealized appreciation on forward foreign currency contracts                23,698
  Other assets                                                                 16,183
-------------------------------------------------------------------------------------
         Total assets                                                    $312,433,201
=====================================================================================
LIABILITIES:
  Payables --
     Investment securities purchased                                     $  7,400,000
     Trustee fees                                                                 651
  Due to custodian
  Unrealized depreciation on forward foreign currency contracts                13,230
  Due to affiliates                                                            59,205
  Accrued expenses                                                            163,967
-------------------------------------------------------------------------------------
         Total liabilities                                               $  7,637,053
=====================================================================================
NET ASSETS:
  Paid-in capital                                                        $300,033,349
  Distributions in excess of net investment income                         (8,612,386)
  Accumulated net realized loss on investments, swap contracts and
     foreign currency transactions                                         (1,061,818)
  Net unrealized appreciation on investments                               14,426,283
  Net unrealized appreciation on forward foreign currency contracts and
     other assets and liabilities denominated in foreign currencies            10,720
-------------------------------------------------------------------------------------
         Net assets                                                      $304,796,148
=====================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  (based on $304,796,148/29,221,445 shares)                              $      10.43
=====================================================================================

The accompanying notes are an integral part of these financial statements.

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/17 19

Statement of Operations (unaudited)

For the Six Months Ended 4/30/17

INVESTMENT INCOME:
  Interest (net of foreign taxes withheld of $19,972)                $6,001,424
----------------------------------------------------------------------------------------------
         Total investment income                                                   $6,001,424
----------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                    $2,094,839
  Transfer agent fees                                                   110,316
  Shareholder communications expense                                     32,428
  Administrative expense                                                 44,535
  Custodian fees                                                          6,876
  Registration fees                                                      15,598
  Professional fees                                                      74,747
  Printing expense                                                        9,124
  Fees and expenses of nonaffiliated Trustees                             3,818
  Pricing expense                                                         1,307
  Miscellaneous                                                           9,587
----------------------------------------------------------------------------------------------
     Total expenses                                                                $2,403,175
----------------------------------------------------------------------------------------------
         Net investment income                                                     $3,598,249
----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
     Investments                                                     $ (383,654)
     Forward foreign currency contracts and other assets
         and liabilities denominated in foreign currencies              (63,915)   $ (447,569)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) on:
     Investments                                                     $4,215,897
     Forward foreign currency contracts and other assets
         and liabilities denominated in foreign currencies               18,883    $4,234,780
----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments,
     swap contracts and foreign currency transactions                              $3,787,211
----------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                             $7,385,460
==============================================================================================

The accompanying notes are an integral part of these financial statements.

20 Pioneer ILS Interval Fund | Semiannual Report | 4/30/17

Statements of Changes in Net Assets

--------------------------------------------------------------------------------------------------
                                                                  Six Months
                                                                  Ended
                                                                  4/30/17            Year Ended
                                                                  (unaudited)        10/31/16 (b)
--------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income (loss)                                      $   3,598,249      $  7,050,372
Net realized gain (loss) on investments, swap contracts
  and foreign currency transactions                                    (447,569)         (548,732)
Change in net unrealized appreciation (depreciation)
  on investments and foreign currency transactions                    4,234,780         5,895,532
--------------------------------------------------------------------------------------------------
     Net increase in net assets resulting from operations         $   7,385,460      $ 12,397,172
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
     Fund ($1.01 and $0.64 per share, respectively)               $ (14,028,240)     $ (4,634,154)
--------------------------------------------------------------------------------------------------
         Total distributions to shareowners                       $ (14,028,240)     $ (4,634,154)
--------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                  $ 160,744,666      $ 90,058,728
Reinvestment of distributions                                        10,549,101         4,597,661
Cost of shares repurchased                                          (21,522,233)      (16,151,678)
--------------------------------------------------------------------------------------------------
     Net increase in net assets resulting
         from Fund share transactions                             $ 149,771,534      $ 78,504,711
--------------------------------------------------------------------------------------------------
     Net increase in net assets                                   $ 143,128,754      $ 86,267,729
NET ASSETS:
Beginning of period                                               $ 161,667,394      $ 75,399,665
--------------------------------------------------------------------------------------------------
End of period                                                     $ 304,796,148      $161,667,394
--------------------------------------------------------------------------------------------------
Undistributed net investment income (Net investment loss)         $  (8,612,386)     $  1,817,605
==================================================================================================

------------------------------------------------------------------------------------------------
                                     Six Months     Six Months
                                     Ended          Ended
                                     4/30/17        4/30/17          Year Ended    Year Ended
                                     Shares         Amount           10/31/16      10/31/16
                                     (unaudited)    (unaudited)      Shares        Amount
------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTION
Shares sold                          15,609,069     $160,744,666      8,525,836    $ 90,058,728
Reinvestment of distributions         1,033,213       10,549,101        448,115       4,597,661
Less shares repurchased              (2,002,508)     (21,522,233)    (1,512,133)    (16,151,678)
------------------------------------------------------------------------------------------------
  Net increase                       14,639,774     $149,771,534      7,461,818    $ 78,504,711
================================================================================================

The accompanying notes are an integral part of these financial statements.

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/17 21

Statement of Cash Flows (unaudited)

For the Six Months Ended 4/30/17

CASH FLOWS FROM OPERATING ACTIVITIES:
   Net increase in net assets resulting from operations                             $    7,385,460
---------------------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
   Purchase of long-term investment securities                                        (262,357,100)
   Proceeds from sale of long-term investment securities                               128,149,582
   Net proceeds from temporary cash investments                                              7,669
   Net accretion and amortization of discount/premium on investment securities             287,087
   Net realized loss on investments                                                        383,654
   Change in unrealized forward foreign currency contracts and other
      assets and liabilities denominated in foreign currencies                             (18,883)
   Change in net unrealized appreciation on investments                                 (4,215,897)
   Increase in investment securities purchased                                          (8,957,610)
   Increase in interest receivable                                                         (50,040)
   Decrease in due from Pioneer Investment Management, Inc.                                 40,704
   Decrease in other assets                                                                  7,240
   Increase in investment securities purchased                                           7,400,000
   Decrease in trustee fees payable                                                            (11)
   Increase in due to affiliates                                                            27,997
   Decrease in accrued expenses                                                            (34,979)
   Decrease in due to custodian                                                           (384,895)
---------------------------------------------------------------------------------------------------
      Net cash used in operating activities                                         $ (132,330,022)
---------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Proceeds from shares sold                                                        $  160,739,666
   Less shares repurchased                                                             (21,522,233)
   Distributions to shareholders                                                        (3,479,139)
---------------------------------------------------------------------------------------------------
      Net cash provided by financing activities                                     $  135,738,294
---------------------------------------------------------------------------------------------------
CASH:
   Beginning of the period                                                          $        5,483
---------------------------------------------------------------------------------------------------
   End of period                                                                    $    3,413,755
===================================================================================================
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of
   reinvestment of distributions                                                    $   10,549,101

The accompanying notes are an integral part of these financial statements.

22 Pioneer ILS Interval Fund | Semiannual Report | 4/30/17

Financial Highlights

--------------------------------------------------------------------------------------------
                                                    Six Months
                                                    Ended         Year
                                                    4/30/17       Ended       12/22/14
                                                    (unaudited)   10/31/16    to 10/31/15
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  11.09      $  10.59    $    10.00
--------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (loss) (a)                  $   0.16      $   0.63    $    (0.12)
  Net realized and unrealized gain (loss)
     on investments                                     0.19          0.51          0.71
--------------------------------------------------------------------------------------------
Net increase (decrease) from
  investment operations                             $   0.35      $   1.14    $     0.59
--------------------------------------------------------------------------------------------
Distribution to shareowners:
  Net investment income                             $  (1.01)     $  (0.64)   $       --
--------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value          $  (0.66)     $   0.50    $     0.59
--------------------------------------------------------------------------------------------
Net asset value, end of period                      $  10.43      $  11.09    $    10.59
============================================================================================
Total return*                                           3.38%        11.23%         5.90%(b)
Ratio of net expenses to average net assets             2.01%**       2.10%         2.10%**
Ratio of net investment income (loss) to
  average net assets                                    3.01%**       5.93%        (1.30)%**
Portfolio turnover rate                                   39%**         29%            1%
Net assets, end of period (in thousands)            $304,796      $161,667    $   75,400
Ratios with no waiver of fees and assumption
  of expenses by Pioneer Investment
  Management, Inc. and no reduction for
  fees paid indirectly:
  Total expenses to average net assets                  2.01%**       2.17%         2.60%**
  Net investment income (loss) to
     average net assets                                 3.01%**       5.86%        (1.80)%**
============================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

(a) The per share data presented above is based on the average shares outstanding for the period presented.

(b)  Not annualized.

The accompanying notes are an integral part of these financial statements.

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/17 23

Notes to Financial Statements | 4/30/17 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer ILS Interval Fund (the "Fund") was organized as a Delaware statutory trust on July 15, 2014. Prior to commencing operations on December 22, 2014, the Fund had no operations other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objective of the Fund is to seek total return.

The Fund offers an unlimited amount of shares through Pioneer Funds Distributor, Inc., the principal underwriter for the Fund and a wholly-owned indirect subsidiary of UniCredit S.p.A. (UniCredit). Shares are offered in a continuous offering at the Fund's current net asset value (NAV) per share.

The Fund's ability to accept offers to purchase shares may be limited when appropriate investments for the Fund are not available. Shares are generally available for purchase by registered investment advisers acting in a fiduciary capacity on behalf of their clients and by or through other qualified intermediaries and programs sponsored by such qualified financial intermediaries. Shares are also available to certain direct investors, which may be individuals, trusts, foundations and other institutional investors. Initial investments are subject to investment minimums described in the prospectus. Registered investment advisers and other financial intermediaries may impose different or additional minimum investment and eligibility requirements from those of the fund. Pioneer or the Distributor may waive the fund's minimum investment requirements.

The Fund is an "interval" fund and makes periodic offers to repurchase shares (See Note 7). Except as permitted by the Fund's structure, no shareholder will have the right to require the Fund to repurchase its shares. No public market for shares exists, and none is expected to develop in the future. Consequently, shareholders generally will not be able to liquidate their investment other than as a result of repurchases of their shares by the Fund.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles (U.S. GAAP) that require the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

24 Pioneer ILS Interval Fund | Semiannual Report | 4/30/17

The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

A.   Security Valuation

     The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE.

     Fixed-income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed-income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.

     The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.

     Event-linked bonds or catastrophe bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance linked securities (including sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance industry valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.

     Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts) are valued at the dealer quotations obtained from reputable International Swap Dealers Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/17 25

     Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and forward points, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.

     Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc. (PIM), the Fund's investment adviser and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), pursuant to procedures adopted by the Fund's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

     Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices and such differences could be material.

     At April 30, 2017, there were no securities valued using fair value methods (other than securities valued using prices supplied by independent pricing services, broker-dealers or using a third party insurance industry pricing model).

B.   Investment Income and Transactions

     Interest income, including interest on income-bearing cash accounts, is recorded on an accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Discounts and premiums on purchase prices of debt securities are accreted or amortized, respectively, daily, into interest income on an effective yield to maturity basis with a corresponding increase or decrease in the cost basis of the security. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns.

26 Pioneer ILS Interval Fund | Semiannual Report | 4/30/17

     Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in the market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D.   Forward Foreign Currency Contracts

     The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 4).

E.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. As of October 31, 2016, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed since inception are subject to examination by Federal and State tax authorities.

     The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/17 27 statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

     The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions during the year ended October 31, 2016 was as follows:

     ---------------------------------------------------------------------------
                                                                            2016
     ---------------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                                                  $4,634,154
     ---------------------------------------------------------------------------
          Total                                                       $4,634,154
     ===========================================================================

     The following shows the components of distributable earnings on a federal income tax-basis at October 31, 2016:

     ---------------------------------------------------------------------------
                                                                           2016
     ---------------------------------------------------------------------------
     Distributable earnings:
     Undistributed ordinary income                                  $12,878,260
     Capital loss carryforward                                         (614,249)
     Net unrealized depreciation                                       (858,432)
     ---------------------------------------------------------------------------
          Total                                                     $11,405,579
     ===========================================================================

     The difference between book-basis and tax-basis net unrealized depreciation is attributable to adjustments relating to catastrophe bonds and the mark to market of forward contracts.

F.   Risks

     Information regarding the Fund's principal risks is contained in the Fund's original offering prospectus, with additional information included in the Fund's shareowner reports issued from time to time. Please refer to those documents when considering the Fund's principal risks. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

     The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

28 Pioneer ILS Interval Fund | Semiannual Report | 4/30/17

     Interest rates in the U.S. recently have been historically low, so the Fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities.

     The Fund invests primarily in insurance-linked securities (ILS). ILS may include event-linked bonds (also known as insurance-linked bonds or catastrophe bonds), quota share instruments (also known as "reinsurance sidecars"), collateralized reinsurance investments, industry loss warranties, event-linked swaps, securities of companies in the insurance or reinsurance industries, and other insurance and reinsurance-related securities. Because ILS are typically rated below investment grade or unrated, a substantial portion of the Fund's assets ordinarily will consist of below investment grade (high yield) debt securities. Below investment grade securities are commonly referred to as "junk bonds" and are considered speculative with respect to the issuer's capacity to pay interest and repay principal. Below investment grade securities, including floating rate loans, involve greater risk of loss, are subject to greater price volatility, and are less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities. The Fund may invest in securities of issuers that are in default or that are in bankruptcy. The value of collateral, if any, securing a floating rate loan can decline or may decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. No active trading market may exist for floating rate loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended settlement periods.

     The Fund's investments in certain foreign markets or countries with limited developing markets may subject the Fund to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions.

G.   Insurance-Linked Securities (ILS)

     The Fund invests in event-linked bonds. Event-linked bonds are floating rate debt obligations for which the return of principal and the payment of interest are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. The trigger event's magnitude may be based on losses to a company or industry, industry indices or readings of scientific instruments, or may be based on specified actual losses. If a trigger event occurs, as defined within the terms of an event-linked bond, the Fund may lose a portion or all of its accrued interest and/or principal invested in such event-linked bond. The Fund is entitled to receive principal and interest payments so long as no trigger event occurs of

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/17 29 the description and magnitude specified by the instrument. In addition to the specified trigger events, event-linked bonds may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

     The Fund's investments in ILS may include special purpose vehicles ("SPVs") or similar instruments structured to comprise a portion of a reinsurer's catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties ("ILWs"). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange traded instruments.

     Structured reinsurance investments, including quota share instruments, collateralized reinsurance investments and ILWs, generally are subject to the same risks as event-linked bonds. In addition, where the instruments are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for PIM to fully evaluate the underlying risk profile of the Fund's structured reinsurance investments, and therefore the Fund's assets are placed at greater risk of loss than if PIM had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.

H.   Repurchase Agreements

     Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund's collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased,

30 Pioneer ILS Interval Fund | Semiannual Report | 4/30/17 thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities. As of the six months ended April 30, 2017, the Fund had no open repurchase agreements.

I.   Credit Default Swap Agreements

     A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event on an underlying reference obligation, which may be a single security or a basket or index of securities. The Fund may sell or buy credit default swap contracts to seek to increase the Fund's income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices. As a seller of protection, the Fund would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Fund. In return, the Fund would receive from the counterparty a periodic stream of payments during the term of the contract provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Fund would keep the stream of payments and would have no payment obligation. The Fund may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Fund would function as the counterparty referenced above.

     When the Fund enters into a credit default swap contract, the protection buyer makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset in the Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses in the Statement of Operations.

     Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses in the Statement of Operations.

     Credit default swap contracts involving the sale of protection may involve greater risks than if the Fund had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a protection buyer and no credit event occurs, it will lose its investment. If the Fund is a

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/17 31 protection seller and a credit event occurs, the value of the referenced debt instrument received by the Fund, together with the periodic payments received, may be less than the amount the Fund pays to the protection buyer, resulting in a loss to the Fund.

     Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Fund are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Fund is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as variation margin on centrally cleared swaps on the Statement of Assets and Liabilities.

     There were no open credit default swap contracts at April 30, 2017.

2. Management Agreement

PIM manages the Fund's portfolio. Management fees payable under the Fund's Advisory Agreement with PIM are calculated daily at the annual rate of 1.75% of the Fund's average daily net assets. For the six months ended April 30, 2017, the effective management fee was equivalent to 1.75% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than extraordinary expenses, such as litigation, taxes, brokerage commissions and acquired fund fees and expenses) of the Fund to the extent required to reduce Fund expenses to 1.99% of the average daily net assets attributable to the Fund. Fees waived and expenses reimbursed during the six months ended April 30, 2017 are reflected on the Statement of Operations. This expense limitation is in effect through March 1, 2018. The expense limitation effective through February 28, 2017 of the Fund to the extent required to reduce Fund expenses to 2.10% of the average daily net assets attributable to the Fund. There can be no assurance that PIM will extend the expense limitation agreement beyond the date referred to above.

In addition, under PIM's management and administration agreements, certain other services and costs are paid by PIM and reimbursed by the Fund. At April 30, 2017, $59,205 was payable to PIM related to management costs, administrative costs and certain other services is included in "Due to affiliates" on the Statement of Assets and Liabilities.

32 Pioneer ILS Interval Fund | Semiannual Report | 4/30/17

3. Transfer Agent

DST Systems, Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts.

In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings and outgoing phone calls. For the six months ended April 30, 2017, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Fund                                                                     $32,428
--------------------------------------------------------------------------------
   Total                                                                 $32,428
================================================================================

4. Forward Foreign Currency Contracts

At April 30, 2017, the Fund had entered into various forward foreign currency contracts that obligate the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency contract, the Fund may close out such contract by entering into an offsetting contract. The average value of forward foreign currency contracts open during the six months ended April 30, 2017, was $(2,516,376).

Open forward foreign currency contracts at April 30, 2017, were as follows:

---------------------------------------------------------------------------------------------------
                                         In
 Currency                    Currency    Exchange                        Settlement   Unrealized
 Sold          Deliver       Purchased   For         Counterparty        Date         Appreciation
---------------------------------------------------------------------------------------------------
 AUD           (1,373,625)   USD         1,050,761   State Street Bank   6/30/2017    $23,698
                                                     and Trust Company
---------------------------------------------------------------------------------------------------
 Total                                                                                $23,698
===================================================================================================

---------------------------------------------------------------------------------------------------
                                         In
 Currency                    Currency    Exchange                        Settlement   Unrealized
 Sold          Deliver       Purchased   For         Counterparty        Date         Depreciation
---------------------------------------------------------------------------------------------------
 EUR           (1,746,432)   USD         1,894,846   State Street Bank   6/23/2017    $(13,230)
                                                     and Trust Company
---------------------------------------------------------------------------------------------------
 Total                                                                                $(13,230)
===================================================================================================

Principal amounts are denominated in U.S. Dollars unless otherwise noted:

AUD      Australian Dollar

EUR      Euro

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/17 33

5. Assets and Liabilities Offsetting

The Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs the trading of certain OTC (over-the-counter) derivatives and typically contains, among other things, close-out and set-off provisions which apply upon the occurrence of an event of default and/or a termination event as defined under the relevant ISDA Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Fund's credit risk to its counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, the Fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each specific ISDA of each counterparty is subject.

The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a "minimum transfer amount") before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund's custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Fund's collateral obligations, if any, will be reported separately in the Statement of Assets and Liabilities as "Restricted cash." Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.

34 Pioneer ILS Interval Fund | Semiannual Report | 4/30/17

Financial instruments subject to an enforceable master netting agreement such as an ISDA Master Agreement have not been offset on the Statement of Assets and Liabilities. The following charts show gross assets and liabilities of the Fund as of April 30, 2017.

-------------------------------------------------------------------------------------------------------
                       Derivative
                       Assets
                       Subject to        Derivatives     Non-Cash      Cash            Net Amount
                       Master Netting    Available       Collateral    Collateral      of Derivative
 Counterparty          Agreement         for Offset      Received (a)  Received (a)    Assets (b)
-------------------------------------------------------------------------------------------------------
 State Street
  Bank and
  Trust Company        $23,698           $(13,230)       $--           $--             $10,468
-------------------------------------------------------------------------------------------------------
 Total                 $23,698           $(13,230)       $--           $--             $10,468
=======================================================================================================

-------------------------------------------------------------------------------------------------------
                       Derivative
                       Liabilities
                       Subject to        Derivatives     Non-Cash      Cash            Net Amount
                       Master Netting    Available       Collateral    Collateral      of Derivative
 Counterparty          Agreement         for Offset      Pledged (a)   Pledged (a)     Liabilities (c)
-------------------------------------------------------------------------------------------------------
 State Street
  Bank and
  Trust Company        $13,230           $(13,230)       $--           $--             $--
-------------------------------------------------------------------------------------------------------
 Total                 $13,230           $(13,230)       $--           $--             $--
=======================================================================================================

(a) The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities cannot be less than $0.

(b) Represents the net amount due from the counterparty in the event of default.

(c) Represents the net amount payable to the counterparty in the event of default.

6.   Additional Disclosures about Derivative Instruments and Hedging Activities

The Fund's use of derivatives may subject it to the following risks:

Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/17 35

Commodity risk relates to the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2017, was as follows:

---------------------------------------------------------------------------------------------------
                                                               Foreign
 Statement of Assets                    Interest    Credit     Exchange        Equity   Commodity
 and Liabilities                        Rate Risk   Risk       Rate Risk       Risk     Risk
---------------------------------------------------------------------------------------------------
 Assets
   Unrealized appreciation
      of forward foreign
      currency contracts                $--         $--        $23,698         $--      $--
---------------------------------------------------------------------------------------------------
   Total Value                          $--         $--        $23,698         $--      $--
===================================================================================================
 Liabilities
   Unrealized depreciation
      of forward foreign
      currency contracts                $--         $--        $13,230         $--      $--
---------------------------------------------------------------------------------------------------
   Total Value                          $--         $--        $13,230         $--      $--
===================================================================================================

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at April 30, 2017 was as follows:

---------------------------------------------------------------------------------------------------
                                                               Foreign
 Statement of                           Interest    Credit     Exchange        Equity   Commodity
 Operations                             Rate Risk   Risk       Rate Risk       Risk     Risk
---------------------------------------------------------------------------------------------------
 Net realized gain (loss) on
  Forward foreign
      currency contracts*               $--         $--        $(75,829)       $--      $--
---------------------------------------------------------------------------------------------------
  Total Value                           $--         $--        $(75,829)       $--      $--
===================================================================================================
 Change in net unrealized
  appreciation (depreciation) on
  Forward foreign
     currency contracts*                $--         $--        $18,671         $--      $--
---------------------------------------------------------------------------------------------------
  Total Value                           $--         $--        $18,671         $--      $--
===================================================================================================

* Included in the amount shown on the Statement of Operations as forward foreign currency contracts and other assets and liabilities denominated in foreign currencies.

7. Repurchase Offers

The Fund is a closed-end "interval" fund. The Fund has adopted, pursuant to Rule 23c-3 under the 1940 Act, a fundamental policy, which cannot be changed without shareholder approval, requiring the Fund to offer to repurchase at least 5% and up to 25% of the Fund's outstanding shares at NAV on a regular schedule.

36 Pioneer ILS Interval Fund | Semiannual Report | 4/30/17

The Fund is required to make repurchase offers every three months. Quarterly repurchase offers occur in the months of January, April, July and October. The Fund will typically seek to conduct quarterly repurchase offers for 10% of the Fund's outstanding shares at their NAV per share unless the Fund's Board of Trustees has approved a higher or lower amount for that repurchase offer. Repurchase offers in excess of 5% are made solely at the discretion of the Fund's Board of Trustees and investors should not rely on any expectation of repurchase offers in excess of 5%. Even though the Fund makes quarterly repurchase offers investors should consider the Fund's shares illiquid.

In the event a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2% of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders submit for repurchase an amount of shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the shares submitted for repurchase on a pro rata basis.

Shares repurchased during the six months ended April 30, 2017 were as follows:

----------------------------------------------------------------------------------------------------------
                                                   Percentage
                                                   of
                                                   Outstanding   Amount
                                       NAV on      Shares        of Shares
 Commence-   Repurchase   Repurchase   Repurchase  the Fund      the Fund       Percentage    Number
 ment        Request      Pricing      Pricing     Offered to    Offered to     of Shares     of Shares
 Date        Deadline     Date         Date        Repurchase    Repurchase     Tendered      Tendered
----------------------------------------------------------------------------------------------------------
 10/28/16    11/22/16     12/2/16      $11.23      10%           1,475,526.684  63.3443%      934,661.629
----------------------------------------------------------------------------------------------------------
 1/20/17     2/24/17      3/10/17      $10.39      10%           2,442,310.240  28.0403%      684,831.435
----------------------------------------------------------------------------------------------------------

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/17 37

Additional Information (unaudited)

Pioneer Investment Management, Inc. (the "Adviser"), the Fund's investment adviser, is currently an indirect, wholly owned subsidiary of UniCredit S.p.A. ("UniCredit"). On December 12, 2016, UniCredit announced that it has entered into a binding agreement for the sale of its Pioneer Investments business, which includes the Adviser, to Amundi (the "Transaction"). Amundi is headquartered in Paris, France, and, as of September 30, 2016, had more than $1.1 trillion in assets under management worldwide. The closing of the Transaction is expected to happen in 2017, subject to certain regulatory and antitrust approvals, and other conditions.

Under the Investment Company Act of 1940, the closing of the Transaction will cause the Fund's current investment advisory agreement with the Adviser to terminate. Accordingly, the Fund's Board of Trustees has approved a new investment advisory agreement for the Fund, which has been submitted to the shareholders of the Fund for their approval.

Change in Independent Registered Public Accounting Firm

Deloitte & Touche LLP, the Fund's independent registered public accounting firm, has informed the Board that it will no longer be independent with respect to the Fund upon the completion of the Transaction and, accordingly, that it intends to resign as the Fund's independent registered public accounting firm upon the completion of the Transaction. The Board will engage a new independent registered public accounting firm for the Fund upon the completion of the Transaction.

During the periods that Deloitte & Touche LLP has served as the Fund's independent registered public accounting firm, including the Fund's two most recent fiscal years, Deloitte & Touche LLP's reports on the Fund's financial statements have not contained an adverse opinion or disclaimer of opinion and have not been qualified or modified as to uncertainty, audit scope or accounting principles. Further, there have been no disagreements with Deloitte & Touche LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused Deloitte & Touche LLP to make reference to the subject matter of the disagreement in connection with its report on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

38 Pioneer ILS Interval Fund | Semiannual Report | 4/30/17

Approval of New and Interim Management Agreements

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer ILS Interval Fund (the Fund) pursuant to an investment management agreement between PIM and the Fund.

PIM is the principal U.S. asset management business of Pioneer Investments, a group of companies owned by Pioneer Global Asset Management S.p.A. ("PGAM"). PGAM is a wholly-owned subsidiary of UniCredit S.p.A. ("UniCredit"). UniCredit and PGAM have entered into a binding agreement to sell Pioneer Investments, including PIM, to Amundi (the "Transaction"). Upon the consummation of the transaction, PIM will become an indirect wholly-owned subsidiary of Amundi and Amundi's wholly-owned subsidiary, Amundi USA, Inc. The closing of the Transaction is expected to happen in 2017.

Under the Investment Company Act of 1940, the Fund's current investment management agreement (the "Current Management Agreement") will terminate automatically upon the consummation of the Transaction. In order for PIM to continue to manage the Fund after the consummation of the Transaction, the Trustees and shareholders of the Fund must approve a new investment management agreement for the Fund (the "New Management Agreement"). As discussed below, the Board of Trustees of the Fund approved the New Management Agreement at a meeting held on March 6-7, 2017. The New Management Agreement has been submitted to the shareholders of the Fund for their approval at a meeting to be held on June 13, 2017. If the shareholders of the Fund do not approve the New Management Agreement and the Transaction is completed, an interim investment management agreement between PIM and the Fund (the "Interim Management Agreement") will take effect upon the closing of the Transaction. The Board of Trustees of the Fund also approved the Interim Management Agreement at the March 6-7, 2017 meeting.

Board Evaluation of the New and Interim Management Agreements

The Board evaluated the Transaction and the New Management Agreement and Interim Management Agreement for the Fund. In connection with their evaluation of the Transaction and the New Management Agreement for the Fund, the Trustees requested such information as they deemed reasonably necessary, including: (a) the structure of the Transaction and the strategy underlying the Transaction;
(b) the anticipated benefits of the Transaction to the Fund and its shareholders; (c) the post-Transaction plans for PIM, including Amundi's plans for integration of Pioneer Investments and PIM with its existing asset management businesses and plans for the future development of PIM; (d) the effect of the Transaction on the ongoing services provided to the Fund, including the need to select a new independent registered public

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/17 39 accounting firm for the Fund, and any plans to modify the operations of the Fund; (e) the stability and continuity of PIM's management and key employees, including compensation and benefits to PIM's key employees, and retention plans and incentive plan structure; (f) the post-Transaction indebtedness and financial resources of PIM; (g) Amundi's legal and operational structure, its principal shareholders and senior management, its investment management, risk management, administrative, legal and compliance functions; (h) certain regulatory matters relating to Amundi's affiliates; and (i) Amundi's commitment to the United States, including the role of PIM in the larger Amundi business.

The Trustees also requested and obtained the following information in connection with their evaluation of the Transaction and the New Management Agreement for the Fund: (i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the New Management Agreement; (ii) the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund's portfolio managers in the Fund; (iii) the Fund's management fees and total expense ratios, the financial statements of PIM and its pre- and post-Transaction parent companies, profitability analyses from PIM, and analyses from PIM as to possible economies of scale; (iv) the profitability of the institutional business of PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. ("PIAM") as compared to that of PIM's fund management business; and (v) the differences between the fees and expenses of the Fund and the fees and expenses of PIM's and PIAM's institutional accounts, as well as the different services provided by Adviser to the Fund and by PIM and PIAM to the institutional accounts. In addition, the Trustees considered the information provided at regularly scheduled meetings throughout the year regarding the Fund's performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings. The Trustees also considered information they had received in their review of the continuance of the Current Management Agreement for the Fund in September 2016.

At meetings held on January 9, 2017 and January 10, 2017, the Trustees met with representatives of Amundi and PGAM, including separate meetings of the Trustees who are not "interested persons" of the Fund Complex ("Independent Trustees") and counsel with representatives of Amundi and PGAM, and subsequently with representatives of Amundi. In those meetings, they received an extensive presentation from the representatives of Amundi, including the chief executive officer of Amundi, describing Amundi's background and history, its global asset management activities, the growth of its business, and its status as the largest asset management firm in Europe and

40 Pioneer ILS Interval Fund | Semiannual Report | 4/30/17 one of the largest globally; its capital structure and financial resources, including information as to the financing of the Transaction; its principal investors, including its majority investor Credit Agricole S.A., and Credit Agricole's long-term commitment to the asset management business; the philosophy and strategy underlying the Transaction and the complementarity of Amundi's and Pioneer Investments' respective asset management businesses; Amundi's various operating and investment committees and how they would likely interact with PIM; the proposed integration process, including the progress to date and the establishment of various integration work streams; Amundi's plans for management of PIM; Amundi's philosophy as to compensation of key employees and its general intentions with respect to incentive plans for key employees of PIM; Amundi's preliminary plans to achieve cost and other synergies; and opportunities to further develop the business of PIM and PIAM, including in the area of institutional asset management, and how that would benefit shareholders of the Pioneer Funds.

In those meetings, the representatives of Amundi confirmed their intention that the Chief Executive Officer and Chief Investment Officer of PIM would remain in their current positions, and confirmed that they do not currently foresee major changes in the day-to-day investment management operations of PIM with respect to the Fund as a direct result of the Transaction. They discussed incentive arrangements for key personnel that would continue after the closing of the Transaction and their plans to establish a new long-term incentive plan following the closing. They also generally discussed ways in which PIM could potentially draw on the expanded global resources of Amundi post-Transaction. At those meetings, the Independent Trustees identified certain areas to which they requested further information, including as to trading and execution of securities transactions, research and portfolio management and potential changes in investment process, particularly where asset classes managed by PIM would overlap with asset classes managed by Amundi, the continued availability of resources currently at Pioneer Investments or elsewhere within Amundi to assist in management of certain Funds, and any anticipated significant changes in operations. The Independent Trustees considered the uncertainty as to whether the Fund's independent registered public accounting firm could continue to act in that capacity after the closing of the Transaction. The Independent Trustees also met with counsel to review the information they had received to date and to discuss next steps.

Subsequently, the Trustees received further information from Amundi, including written responses to questions raised by the Independent Trustees, and received from PIM the information requested of it. The Independent Trustees reviewed the information provided with counsel at telephonic meetings held on February 16, 2017 and February 27, 2017. The Trustees held a special in-person Board meeting on March 6-7, 2017 for further

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/17 41 consideration of the New Management Agreements, the Interim Management Agreements and the Transaction. The Trustees met again with senior executives of Amundi at the March 6-7, 2017 meeting.

At the March 6-7, 2017 meeting, based on their evaluation of the information provided by PIM and Amundi, the Trustees including the Independent Trustees voting separately, approved the New Management Agreement and the Interim Management Agreement for the Fund. In considering the New Management Agreement for the Fund, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations. The Trustees considered the same factors with respect to the Interim Management Agreement for the Fund.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund and that are expected to be provided by PIM to the Fund following the consummation of the Transaction. The Trustees reviewed the terms of the New Management Agreement, and noted that such terms are substantially similar to the terms of the Current Management Agreement, except for different execution dates, effective dates and termination dates. The Trustees reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also reviewed the amount of non-investment resources and personnel of PIM that are involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer Fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations and that PIM would continue to provide those investment management and research services and resources to the Fund following the consummation of the Transaction. The Trustees also considered that, as administrator, PIM would continue to be responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees to be paid to PIM for the provision of administration services.

42 Pioneer ILS Interval Fund | Semiannual Report | 4/30/17

The Trustees considered that Deloitte & Touche LLP has informed the Board that it will no longer be independent with respect to the Fund upon the completion of the Transaction and, accordingly, that it will be necessary for the Board to engage a new independent registered public accounting firm for the Fund.

The Trustees considered that the Transaction is not expected to have a material adverse impact on the nature, scope and overall quality of services provided to the Fund and its shareholders, including investment management, risk management, administrative, compliance, legal and other services, as a result of the Transaction.

In that regard, the Trustees considered that Amundi is one of the largest asset managers globally, and that PIM may have access to additional research and portfolio management capabilities as a result of the Transaction and that PIM, as part of Amundi, is expected to have an enhanced global presence that may contribute to an increase in the overall scale and resources of PIM. Furthermore, in considering whether the Transaction would be expected to have a material adverse impact on the nature, scope and overall quality of services provided to the Fund and its shareholders, the Trustees considered the statements by representatives of Amundi that they expect the Chief Executive Officer and Chief Investment Officer of PIM to remain in their current positions and that they do not currently foresee major changes in the day-to-day investment management operations of PIM as a direct result of the Transaction, or the risk management, legal or compliance services provided by PIM, with respect to the Fund. They further considered the current incentive arrangements for key personnel of PIM that would continue after the closing of the Transaction. They also noted Amundi's stated intention to establish a new long-term incentive plan following the closing.

The Trustees also took into account their experience in evaluating the proposed combination of Pioneer Investments and Santander Asset Management, which was announced in September, 2014 and abandoned in July, 2016. In light of, among other things, this experience, the Trustees determined that they were not able to identify any realistic alternatives to approving the New Management Agreement that would provide the level of services to the Fund and its shareholders that are expected to be provided by PIM after the closing of the Transaction.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that PIM would continue to provide to the Fund under the New Management Agreement would be satisfactory and consistent with the terms of the New Management Agreement.

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/17 43

Performance of the Fund

In considering the Fund's performance, the Trustees regularly reviewed and discussed throughout the year data prepared by PIM and information comparing the Fund's performance with the performance of its peer group of funds, as classified by each of Morningstar, Inc. (Morningstar) and Lipper, and the performance of the Fund's benchmark index. They also discussed the Fund's performance with PIM on a regular basis.

The Trustees' regular reviews and discussions were factored into the Trustees' deliberations concerning the approval of the New Management Agreement.

Management Fee and Expenses

The Trustees noted that the stated management fees to be paid by the Fund are identical under the Current Management Agreement and the New Management Agreement. The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. In all quintile rankings referred to below, first quintile is most favorable to the Fund's shareowners. To the extent applicable, the Trustees also considered the impact of transfer agency, sub-transfer agency, and other non-management fee expenses on the expense ratios of the Fund. The Trustees noted that they separately review the Fund's transfer agency, sub-transfer agency and intermediary arrangements and that the results of the most recent such review were considered in the consideration of the Fund's expense ratio.

The Trustees considered that the Fund's management fee as of September 30, 2016 was in the fifth quintile relative to the management fees paid by other funds in its Strategic Insight peer group for the comparable period. The Trustees considered that the expense ratio of the Fund as of September 30, 2016 was in the fifth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted the investment management expertise and resources required to implement the Fund's complex investment strategy. The Trustees also considered that the Fund did not have a clear cut peer group. The Trustees also noted the Fund's relatively small asset size compared to most of the other funds in its peer groups. The Trustees noted that PIM had agreed to waive fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Fund.

44 Pioneer ILS Interval Fund | Semiannual Report | 4/30/17

The Trustees reviewed management fees charged by PIM and PIAM to institutional and other clients, including publicly offered European funds sponsored by PIM's affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and PIM's and PIAM's costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with PIM's and PIAM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and other client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under both the Current Management Agreement and the New Management Agreement, PIM would perform additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different risks associated with PIM's management of the Fund and PIM's and PIAM's management of the other client accounts.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services to be provided by PIM.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by PIM and PIAM from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Trustees recognize that economies of scale are difficult to

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/17 45 identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits that PIM enjoys from its relationship with the Fund. The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the Current Management Agreement or the New Management Agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the Fund business. To the extent applicable, the Trustees also considered the benefits to the Fund and to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees considered that following the completion of the Transaction, PIM will be the principal U.S. asset management business of Amundi, and that Amundi's worldwide asset management business will manage over $1.38 trillion in assets (including the Pioneer Funds). This may create opportunities for PIM, PIAM and Amundi that derive from PIM's relationships with the Fund, including Amundi's ability to market the services of PIM globally. The Trustees noted that PIM may have access to additional research capabilities as a result of the Transaction and Amundi's enhanced global presence that may contribute to an increase of the overall scale of PIM. The Trustees considered that PIM and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by PIM as a result of its relationship with the Fund were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the New Management Agreement and the Interim Management Agreement for the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the New Management Agreement and the Interim Management Agreement, and to recommend that shareholders approve the New Management Agreement.

46 Pioneer ILS Interval Fund | Semiannual Report | 4/30/17

Trustees, Officers and Service Providers

Trustees                                   Advisory Trustee
Thomas J. Perna, Chairman                  Lorraine H. Monchak*
David R. Bock
Benjamin M. Friedman                       Officers
Margaret B.W. Graham                       Lisa M. Jones, President and Chief
Marguerite A. Piret                            Executive Officer
Fred J. Ricciardi                          Mark E. Bradley, Treasurer and
Kenneth J. Taubes                              Chief Financial Officer
                                           Christopher J. Kelley, Secretary and
                                               Chief Legal Officer
Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
DST Systems, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

*   Ms. Monchak is a non-voting Advisory Trustee.

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/17 47
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                          This page is for your notes.

48 Pioneer ILS Interval Fund | Semiannual Report | 4/30/17
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                          This page is for your notes.

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/17 49
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                          This page is for your notes.

50 Pioneer ILS Interval Fund | Semiannual Report | 4/30/17
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                          This page is for your notes.

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/17 51
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                          This page is for your notes.

52 Pioneer ILS Interval Fund | Semiannual Report | 4/30/17

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-844-391-3034

Write to us:
--------------------------------------------------------------------------------
DST Systems, Inc.
P.O. Box 219695
Kansas City, MO 64121

Our toll-free fax                                                 1-855-247-7422

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2017 Pioneer Investments 28630-02-0617

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer ILS Interval Fund


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date June 27, 2017


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer


Date June 27, 2017


By (Signature and Title)* /s/ Mark E. Bradley
Mark E. Bradley, Treasurer & Chief Accounting & Financial Officer


Date June 27, 2017

* Print the name and title of each signing officer under his or her signature.